3 Segment Information (Details Narrative) - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing Operations [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments	3	1	3
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Number of customer accounted least 10% of total revenue		4	3